Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2019
Registrant Name	Adviser Managed Trust
Entity Central Index Key	0001502608
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 26, 2019
Document Effective Date	Nov. 30, 2019
Prospectus Date	Nov. 30, 2019
Tactical Offensive Equity Fund | Tactical Offensive Equity Fund
Prospectus:
Trading Symbol	TCOEX
Tactical Offensive Fixed Income Fund | Tactical Offensive Fixed Income Fund
Prospectus:
Trading Symbol	TCOFX